Notes Payable to Related Parties (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	May 02, 2025	Feb. 18, 2025
Previously Reported [Member]
Interest payable			$ 6,000
Semi Cab Inc [Member] | Equity Purchase Agreement [Member]
Debt Instrument, Face Amount				$ 1,750,000
Semi Cab Inc [Member]
Common stock issued for purchase ownership percentage				99.99%
Stingray Group [Member]
Promissory note					$ 286,000
Regalia Ventures [Member]
Promissory note					$ 472,000
Related Party [Member]
Interest payable	$ 5,000	$ 5,000
Interest expense	$ 15,000	$ 31,000
Related Party [Member] | Previously Reported [Member]
Interest expense			$ 36,000